RELATED PARTIES - Purchases and Trade Payables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Purchases	$ 1,092	$ 1,116	$ 1,033
Trade payables	251	201
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	273	344	286
Trade payables	22	2
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	127	107	65
Trade payables	41	23
CFL Cargo S.A. | Associate
Disclosure of transactions between related parties [line items]
Purchases	63	59	60
Trade payables	17	9
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	53	42	2
Trade payables	4	22
Exeltium S.A.S. | Associate
Disclosure of transactions between related parties [line items]
Purchases	52	54	53
Trade payables	0	0
Sitrel | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	49	41	0
Trade payables	1	3
Aperam | Other
Disclosure of transactions between related parties [line items]
Purchases	47	85	94
Trade payables	7	6
Baycoat Limited Partnership | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	47	43	42
Trade payables	8	5
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Purchases	22	35	19
Trade payables	15	31
Baffinland | Associate
Disclosure of transactions between related parties [line items]
Purchases	16	28	142
Trade payables	1	16
Other | Other
Disclosure of transactions between related parties [line items]
Purchases	343	278	$ 270
Trade payables	$ 135	$ 84